COMMITMENTS (Schedule of Future Minimum Concession Fee Payments) (Details) - Concession fee payments [Member] $ in Thousands	Dec. 31, 2015 USD ($)
2016	$ 21,035
2017	18,215
2018	17,193
2019	15,359
2020	15,620
2021 and thereafter	9,378
Total	$ 96,980